Long term loans	12 Months Ended
Dec. 31, 2024
Long term loans
Long term loans
11.	Long term loans

On June 12, 2024, the Company, through a wholly-owned subsidiary, entered into Master Loan and Pledge Agreements (the “Agreements 1”) with a third party (the “Lender 1”). Pursuant to the Agreements 1, the Lender 1 will provide loans in tranches in USDT (also known as Tether, a stablecoin pegged to the U.S. Dollar) with a term of 18-month and an interest rate of 2.75% per annum. The Agreements 1 also require the Company to transfer 330 Bitcoins to the Lender 1 as collateral, and the loan amount will be 68% of the then-current fair market value (the “Loan-to-Value Ratio”) of the pledged Bitcoins. If the fair market value of Bitcoins fallen to below 70% of the fair market value at the loan receipt date, the Company is required to add Collateral. The repayment of the loan principal may be made in USD, USDT or if mutually agreed upon in writing prior to repayment, any other digital currency.

Pursuant to the Agreements 1, in June 2024, the Company pledged 330 Bitcoins as collateral to the Lender 1 with a fair value of US$21,041 at closing and obtained a loan with principal amount of 14,308,156 USDT. The net proceeds received in June 2024, after deducting issuance cost of 178,615 USDT, were 11,252,124 USDT (with a fair value of US$11,248). The issuance costs are reported as a direct deduction from the principal of the associated loan. The remaining net proceeds of 2,769,869 USDT (with a fair value of US$2,767), after deducting issuance cost of 107,548 USDT, were subsequently received in July 2024. For the year ended December 31, 2024, the Company was not required to add additional Bitcoins as collateral.

On June 21, 2024, the Company, through a wholly-owned subsidiary, entered into a Master Loan Agreement (the “Agreement 2”) with another third party (the “Lender 2”). Pursuant to the Agreement 2, the Lender 2 will provide a loan in amount of US$8,041 with a term of 18-months and an interest rate of 6.75% per annum. The Agreement 2 also requires the Company to transfer 200 Bitcoins to the Lender 2 as collateral. If the fair market value of Bitcoin fallen such that the Loan-to-Value Ratio equals or exceeds 80%, the Company is required to add Collateral.

Pursuant to the Agreement 2, in June 2024, the Company pledged 200 Bitcoins as collateral to the Lender 2 with a fair value of US$12,370 at closing and obtained a loan in amount of US$8,041. The net proceeds received in June 2024, after deducting issuance costs of US$121, were US$7,920. The issuance costs are reported as a direct deduction from the principal of the associated loan. For the year ended December 31, 2024, the Company was not required to add additional Bitcoins as collateral.

On August 9, 2024, the Company, through a wholly-owned subsidiary, entered into a Master Loan Agreement (the “Agreement 3”) with another third party (the “Lender 3”). Pursuant to the Agreement 3, the Lender 3 will provide a loan in amount of US$2,058 with a term of 18-months and an interest rate of 5.00% per annum. The Agreement 3 also requires the Company to transfer 70 Bitcoins to the Lender 3 as collateral. If the fair market value of Bitcoins fallen to below 50% of the fair market value at the loan receipt date, the Company is required to add Collateral.

Pursuant to the Agreement 3, in August 2024, the Company pledged 70 Bitcoins as collateral to the Lender 3 with a fair value of US$4,117 at closing and obtained a loan in amount of US$2,058. The net proceeds received in August 2024, after deducting issuance costs of US$41, were US$2,017. The issuance costs are reported as a direct deduction from the principal of the associated loan. For the year ended December 31, 2024, the Company was not required to add additional Bitcoins as collateral.

As of December 31, 2024, US$16,658 from Lender 1 and Lender 2 were classified as current portion of the long-term loans. Interest expense pertaining to the above loans amounted to US$521 was recorded for the year ended December 31, 2024.